Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Total		¥ 54,058	¥ 33,299	¥ 104,635	¥ 47,881
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(8,905)	98	(5,511)	(9,709)
Realized gain on investments in equity securities held for operating purposes		26	55	8,217	295
Equity in earnings of affiliates		9,013	9,114	22,731	26,107
Corporate items		1,380	4,513	3,322	(1,475)
Other	[1]	(7,980)	(11,708)	(13,323)	(17,038)
Total		¥ (6,466)	¥ 2,072	¥ 15,436	¥ (1,820)

[1]	Includes the impact of Nomura’s own creditworthiness.